CONVERTIBLE NOTES	6 Months Ended
Feb. 29, 2020
Disclosure of detailed information about borrowings [abstract]
CONVERTIBLE NOTES [Text Block]

6. CONVERTIBLE NOTES

On June 30, 2017, the Company closed a private placement of $20 million aggregate principal amount of convertible senior subordinated notes ("Convertible Notes") due 2022.  The Convertible Notes bear interest at a rate of 6 7/8% per annum, payable semi-annually on January 1 and July 1 of each year, beginning on January 1, 2018.  Interest may be paid in cash or at the election of the Company, in common shares of the Company or a combination of cash and common shares, to a maximum of 2,954,278 common shares, and will mature on July 1, 2022, unless earlier repurchased, redeemed or converted.

Upon maturity the Convertible Notes are to be settled by the Company in cash.  The Convertible Notes are convertible at any time prior to maturity at the option of the holder, and conversion may be settled, at the Company's election, in cash, common shares, or a combination of cash and common shares. If any Convertible Notes are converted on or prior to the three and one half year anniversary of the issuance date, the holder of the Convertible Notes will also be entitled to receive an amount equal to the remaining interest payments on the converted notes to the three and one half year anniversary of the issuance date, discounted by 2%, payable in common shares. The initial conversion rate of the Convertible Notes will be 1,001.1112 common shares per $1,000 principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.9989 per common share, representing a conversion premium of approximately 15% above the NYSE American closing sale price for the Company's Common Shares of $0.8686 per share on June 27, 2017.  After giving effect to the December 13, 2018 share consolidation, the conversion rate is 100.1111 per US$1,000 which is equivalent to a conversion price of approximately $9.989 per common share.

The Convertible Notes contain multiple embedded derivatives (the "Convertible Note Derivatives") relating to the conversion and redemption options.  The Convertible Note Derivatives were valued upon initial recognition at fair value using partial differential equation methods at $5,381 (see below).  At inception, the debt portion of the Convertible Notes were reduced by the estimated fair value of the Convertible Note Derivatives of $5,381 and transaction costs relating to the Convertible Notes of $1,049 resulting in an opening balance of $13,570.  The Convertible Notes are measured at amortized cost and will be accreted to maturity over the term using the effective interest method.

On January 2, 2018, the Company issued 244,063 common shares in settlement of $691 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On July 3, 2018, the Company issued 757,924 common shares in settlement of $724 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On January 2, 2019 the Company issued 545,721 common shares in settlement of $687 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On July 1, 2019 the Company paid cash of $687 for bi-annual interest payable on outstanding Convertible Notes.

On January 2, 2020 the Company issued 517,465 common shares in settlement of $687 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

The components of the Convertible Notes are as follows:

Convertible Note balance August 31, 2018	$14,853
Transactions costs incurred	(79)
Interest payments	(1,374)
Accretion and interest incurred during the year	2,487
Loss on embedded derivatives during the year ended August 31, 2019 (see below)	188
Convertible Note balance August 31, 2019	$16,075
Interest payments	(687)
Accretion and interest incurred during the period	1,314
Gain on embedded derivatives during the period ended February 29, 2020 (see below)	(15)
Convertible Note balance February 29, 2020	$16,687

Embedded Derivatives

The Convertible Note Derivatives were valued upon initial recognition at a fair value of $5,381 using partial differential equation methods and is subsequently re-measured at fair value at each period-end through the consolidated statement of net loss and comprehensive loss.  The fair value of the Convertible Note Derivatives was measured at $172 at February 29, 2020 resulting in a gain of $15 for the six-month period (February 28, 2019 - $454 loss).  Combined with the gain on the warrant derivative (Note 8) of $3,048, this results in a gain of $3,063.

The assumptions used in the valuation model used at February 29, 2020 and August 31, 2019 include:

Valuation Date	February 29, 2020	August 31, 2019
Share Price (USD)	$1.87	$1.99
Volatility	80.90%	80.90%
Risk free rate	1.55%	1.55%
Credit spread	15.11%	15.11%
All-in rate	16.66%	16.66%

The Convertible Note derivative is valued using level 2 inputs.